International Opportunities Fund Expense Example - International Opportunities Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,268